Financial Instrument Risk Management - Key Macroeconomic Assumptions (Details) - $ / bbl	Dec. 31, 2024	Dec. 31, 2023
For the three months ended December 31, 2024 | U.S.
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2963300000000000.00%	2253800000000.00%
Unemployment Rate	4.20%	3.80%
BBB Bonds Spreads	1.20%	1.90%
For the three months ended December 31, 2024 | Canada
Disclosure of credit risk exposure [line items]
Gross Domestic Product	239600000000000.00%	220100000000.00%
Unemployment Rate	6.70%	5.80%
Oil Price (in dollars per barrel)	76.10	85.60
Under 1 Year | U.S. | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	4.20%	1.30%
Unemployment Rate	4.10%	4.00%
BBB Bonds Spreads	1.90%	2.20%
Under 1 Year | U.S. | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	5.80%	3.50%
Unemployment Rate	3.30%	3.10%
BBB Bonds Spreads	1.60%	1.90%
Under 1 Year | U.S. | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	(0.40%)	(2.40%)
Unemployment Rate	7.30%	6.70%
BBB Bonds Spreads	2.60%	3.10%
Under 1 Year | Canada | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	1.90%	1.60%
Unemployment Rate	6.80%	6.00%
Oil Price (in dollars per barrel)	74.60	82.10
Under 1 Year | Canada | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	3.30%	3.60%
Unemployment Rate	6.50%	5.20%
Oil Price (in dollars per barrel)	79.20	84.70
Under 1 Year | Canada | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	(1.90%)	(2.10%)
Unemployment Rate	8.10%	8.20%
Oil Price (in dollars per barrel)	58.90	65.60
Remaining forecast period | U.S. | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	4.30%	2.20%
Unemployment Rate	4.00%	4.00%
BBB Bonds Spreads	2.00%	2.10%
Remaining forecast period | U.S. | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	4.60%	2.40%
Unemployment Rate	3.30%	3.30%
BBB Bonds Spreads	2.00%	2.10%
Remaining forecast period | U.S. | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	3.80%	2.50%
Unemployment Rate	7.20%	6.70%
BBB Bonds Spreads	2.10%	2.10%
Remaining forecast period | Canada | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.00%	1.90%
Unemployment Rate	6.50%	5.90%
Oil Price (in dollars per barrel)	72.10	71.40
Remaining forecast period | Canada | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.60%	2.30%
Unemployment Rate	6.00%	4.80%
Oil Price (in dollars per barrel)	74.60	71.80
Remaining forecast period | Canada | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	1.90%	1.60%
Unemployment Rate	9.30%	8.60%
Oil Price (in dollars per barrel)	62.60	61.00